Nota 17 - Investment in Joint Ventures and Associates (Details) - ARS ($)	Dec. 31, 2018		Dec. 31, 2017		Jan. 01, 2017
Volkswagen Financial Services Cia Financiera SA Member
Investment in Joint Ventures and Associates LineItems
Investment in Joint Ventures and Associates	$ 639,598,000	[1]	$ 0		$ 0
PSA Finance Arg Cia Financiera SA Member
Investment in Joint Ventures and Associates LineItems
Investment in Joint Ventures and Associates	438,448,000		543,299,000		713,027,000
Rombo Cia Financiera SA Member
Investment in Joint Ventures and Associates LineItems
Investment in Joint Ventures and Associates	508,521,000		628,250,000		678,160,000
BBVA Banco Frances Consolidar Seguros SA Member
Investment in Joint Ventures and Associates LineItems
Investment in Joint Ventures and Associates	135,148,000		193,909,000		201,573,000
Interbanking SA Member
Investment in Joint Ventures and Associates LineItems
Investment in Joint Ventures and Associates	33,864,000		27,754,000		19,496,000
Prisma Medios de Pago SA Member
Investment in Joint Ventures and Associates LineItems
Investment in Joint Ventures and Associates	0		0	[2]	193,809,000
Other Investments in Associates Member
Investment in Joint Ventures and Associates LineItems
Investment in Joint Ventures and Associates	675,000		942,000		955,000
Total Investments in Joint Ventures and Associates Member
Investment in Joint Ventures and Associates LineItems
Investment in Joint Ventures and Associates	$ 1,756,254,000		$ 1,394,154,000		$ 1,807,020,000

[1]	Reclassified to “Investments in joint ventures and associates” as of December 31, 2018 due to the loss of control of the subsidiary, as described in Note 43.
[2]	Reclassified to “Non-current assets held for sale” as of December 31, 2017, based on the divestment agreement mentioned in Note 21.